Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net loss	$ (1,374,364)	$ (516,765)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	3,739	3,740
Provision for doubtful accounts		3,325
Stock based compensation and option expense	171,307	18,725
Loss on disposal of land	2,861
Amortization of equity instruments issued to lessor	14,490
Amortization of debt discount/(premium)	708,645	21,668
Changes in operating assets and liabilities:
Interest receivable	(8,077)	2,521
Amounts due from WGP		(12,108)
Prepaid expenses		13,477
Accounts payable and accrued expenses	(178,215)	(233,708)
Interest payable	50,682	(8,924)
Interest payable - related party	(21,598)	(109,825)
Other payables	1,891	1,354
Deferred revenue		30,000
Net cash flows used in operations	(628,639)	(786,520)
Cash flows from investing activities:
Additions to construction in progress	(1,153)
Payments received on notes receivable		86,231
Advances made on notes receivable - related party		(64,993)
Advances made on notes receivable		(15,000)
Net cash flows used in investing activities	(1,153)	6,238
Cash flows from financing activities:
Common stock issued for cash, net		1,806,274
Proceeds from note payable	1,726,000	24,657
Payments on note payable - related party		(20,000)
Payments on notes payable		(227,904)
Net cash flows provided by financing activities	1,726,000	1,583,027
Net increase in cash, cash equivalents, and restricted cash	1,096,208	802,745
Cash, cash equivalents, and restricted cash at beginning of period	1,627	24
Cash, cash equivalents, and restricted cash at end of period	1,097,835	802,769
Supplementary Disclosure of Cash Flow Information:
Cash paid for interest, related parties	54,040	164,450
Cash paid for income taxes	0	0
Non-Cash Investing and Financing Activities:
Shares and warrants issued to lessor as consideration for land lease		1,770,333
Proceeds from sale of land used to satisfy debt obligations	1,608,451
Debt discount related to warrants issued with debt and beneficial conversion feature	$ 1,536,000